STOCKHOLDERS’ EQUITY (Tables)	9 Months Ended	12 Months Ended
	Oct. 31, 2025	Jan. 31, 2025
Equity [Abstract]
SCHEDULE OF ESTIMATED FAIR VALUE OF WARRANTS
Stock price	$1.40 – 4.00
Exercise price	$4.80
Expected volatility	521 -1,042%
Expected term (years)	3
Risk free rate	4.05 – 4.45%
Dividends	0%

Stock price	$1.40 – 4.00
Exercise price	$4.80
Expected volatility	521 -1,042%
Expected term (years)	3
Risk free rate	4.05 – 4.45%
Dividends	0%

SCHEDULE OF WARRANTS OUTSTANDING

Exercise Price	Expiration Date	Quantity	Exercise Price
			$0.15	$0.23	$0.24
$3.00	5/11/27	1,920,149	1,920,149
$3.00	12/10/27	150,750	150,750
$4.60	5/8/26	54,674		54,674
$4.60	9/18/26	2,500		2,500
$4.80	11/17/26	6,250			6,250
$4.80	12/8/26	6,250			6,250
$4.80	12/11/26	3,125			3,125
$4.80	2/28/27	508,333			508,333
$4.80	6/7/27	31,250			31,250
$4.80	8/10/28	10,000			10,000
$4.80	8/12/28	1,250			1,250
$4.80	8/12/28	1,250			,250
		2,695,781	2,070,899	57,174	567,708

Exercise	Expiration
Price	Date	Quantity
$3.00	5/11/27	10,720
$3.00	11/29/27	1,916,325
$3.00	12/10/27	150,750
$4.60	5/8/26	54,674
$4.80	8/14/26	33,750
$4.80	11/17/26	6,250
$4.80	12/8/26	6,250
$4.80	12/11/26	3,125
$4.80	3/28/27	508,344
$4.80	6/7/27	37,500
$4.80	9/5/27	3,125
		2,730,812